CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
FINANCIAL STATEMENT SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	293	250	36
Amounts due from subsidiaries and Affiliated Entities	7,035,131	7,116,514	1,035,054
Prepayments and other current assets	570	226	33
Total current assets	7,035,994	7,116,990	1,035,123

Intangible assets	343,583	211,540	30,767
Total assets	7,379,577	7,328,530	1,065,890

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	8,232	10,989	1,598
Total current liabilities	8,232	10,989	1,598
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	3,776,234	3,967,178	577,002
Total non-current liabilities	3,776,234	3,967,178	577,002
Total liabilities	3,784,466	3,978,167	578,600

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2017 and 2018; 388,918,015 shares (including 371,544,515 Class A shares and 17,373,500 Class B shares) and 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2017 and 2018, respectively)	248	249	36
Less: Treasury stock	(185,419)	(304,535)	(44,293)
Additional paid-in capital	9,013,793	9,061,979	1,318,010
Accumulated other comprehensive income	272,386	284,079	41,318
Accumulated deficit	(5,505,897)	(5,691,409)	(827,781)
Total Tuniu Corporation shareholders’ equity	3,595,111	3,350,363	487,290
Total liabilities and equity	7,379,577	7,328,530	1,065,890

FINANCIAL STATEMENT SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(11,657)	(6,715)	(3,147)	(458)
Share of loss of subsidiaries and affiliated entities	(2,230,637)	(761,841)	(183,670)	(26,714)
Total operating expenses	(2,242,294)	(768,556)	(186,817)	(27,172)
Loss from operations	(2,242,294)	(768,556)	(186,817)	(27,172)
Other income/(expenses)
Interest income	1,418	6	—	—
Foreign exchange losses, net	(167,405)	(12)	—	—
Other income, net	1,087	1,258	1,305	191
Loss before income tax expense	(2,407,194)	(767,304)	(185,512)	(26,981)

Net loss	(2,407,194)	(767,304)	(185,512)	(26,981)
Accretion on redeemable noncontrolling interests	(106)	(5,725)	(2,422)	(352)
Net loss attributable to ordinary shareholders	(2,407,300)	(773,029)	(187,934)	(27,333)

Net loss	(2,407,194)	(767,304)	(185,512)	(26,981)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	233,900	(128,539)	11,693	1,701
Comprehensive loss	(2,173,294)	(895,843)	(173,819)	(25,280)

FINANCIAL STATEMENT SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Cash (used in)/provided by operating activities	(661,029)	(5,507)	1,266	184
Cash (used in)/provided by investing activities	(3,972,014)	402,418	133,189	19,372
Cash provided by/(used in) financing activities	3,264,610	(98,805)	(134,485)	(19,560)

Effect of exchange rate changes on cash, cash equivalents and restricted cash	281,764	(301,241)	(13)	(3)
Net decrease in cash, cash equivalents and restricted cash	(1,086,669)	(3,135)	(43)	(7)
Cash, cash equivalents and restricted cash at the beginning of year	1,090,097	3,428	293	43
Cash, cash equivalents and restricted cash at the end of year	3,428	293	250	36
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(163)	(385)	(23)	(3)

FINANCIAL STATEMENT SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note to Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and Affiliated Entities. Such investments in subsidiaries and Affiliated Entities are presented as investment deficit in subsidiaries and Affiliated Entities and the loss of the subsidiaries and Affiliated Entities is presented as share of loss of subsidiaries and Affiliated Entities.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures to the consolidated financial statements contain information relating to the operations of the parent company and, as such, this schedule should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2018, the parent company had no significant capital and other commitments, long-term obligations, or guarantee, except for those which have separately disclosed in the consolidated financial statements.